Note 4 - Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 4 - Property and Equipment

NOTE 4—PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at:

	March 31, 2017	December 31, 2016

Furniture, fixtures, and equipment	$ -	$ 8,403
Less: accumulated depreciation	-	(4,637)
Loss on disposal	-	(3,766)
Fixed assets, net	$ -	$ -

During the year ended December 31, 2016, we disposed of $8,403 of office furniture we were no longer using, resulting in a loss on disposal of $3,766.

Depreciation Expense

Depreciation expense for the three months ended March 31, 2017 and 2016, was $0 and $706, respectively.

Software, stated at cost, less accumulated amortization consisted of the following at:

	March 31, 2017	December 31, 2016

Software	$221,000	$ -
Less: accumulated amortization	(67,511)	-
Fixed assets, net	$153,489	$ -

Amortization Expense

Amortization expense for the software for three months ended March 31, 2017 and 2016, was $27,247 and $0, respectively.

NOTE 4—PROPERTY AND EQUIPMENT

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at December 31:

	2016	2015

Furniture, fixtures, and equipment	$ 8,403	$ 8,403
Less: accumulated depreciation	(4,637)	(3,225)
Loss on disposal	(3,766)	-
Fixed assets, net	$ -	$ 5,178

During the year ended December 31, 2016, we disposed of $8,403 of office furniture we were no longer using, resulting in a loss on disposal of $3,766.

Depreciation Expense

Depreciation expense for the years ended December 31, 2016 and 2015, was $1,412 and $2,810, respectively.

Software, stated at cost, less accumulated amortization consisted of the following at December 31:

	2016	2015
Software	$221,000	$ -
Less: accumulated amortization	(40,264)	-
Fixed assets, net	$180,736	$ -

Amortization Expense

Amortization expense for the software for the years ended December 31, 2016 and 2015, was $40,264 and $0, respectively.